Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	April 2011
Payment Date	5/16/2011
Transaction Month	13
     Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016

Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,784,468.23

Principal:
Principal Collections	$18,490,221.62
Prepayments in Full	$10,448,072.30
Liquidation Proceeds	$643,128.17
Recoveries	$90,768.77

Sub Total	$29,672,190.86

Collections	$32,456,659.09

Purchase Amounts:
Purchase Amounts Related to Principal	$207,395.76
Purchase Amounts Related to Interest	$1,577.91

Sub Total	$208,973.67

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$32,665,632.76

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period Payment Date Transaction Month	April 2011 5/16/2011 13
III. DISTRIBUTIONS

				Carryover Remaining Available
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$32,665,632.76
Servicing Fee	$652,061.60	$652,061.60	$0.00	$0.00	$32,013,571.16
Interest — Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,013,571.16
Interest — Class A-2 Notes	$58,844.77	$58,844.77	$0.00	$0.00	$31,954,726.39
Interest — Class A-3 Notes	$420,200.00	$420,200.00	$0.00	$0.00	$31,534,526.39
Interest — Class A-4 Notes	$259,075.00	$259,075.00	$0.00	$0.00	$31,275,451.39
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,275,451.39
Interest — Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$31,197,195.97
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,197,195.97
Interest — Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$31,139,772.64
Third Priority Principal Payment	$5,269,276.93	$5,269,276.93	$0.00	$0.00	$25,870,495.71
Interest — Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$25,798,270.71
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,798,270.71
Regular Principal Payment	$21,400,000.00	$21,400,000.00	$0.00	$0.00	$4,398,270.71
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,398,270.71
Residual Released to Depositor	$0.00	$4,398,270.71	$0.00	$0.00	$0.00

Total		$32,665,632.76

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$5,269,276.93
Regular Principal Payment	$21,400,000.00

Total	$26,669,276.93
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$26,669,276.93	$130.86	$58,844.77	$0.29	$26,728,121.70	$131.15
Class A-3 Notes	$0.00	$0.00	$420,200.00	$1.10	$420,200.00	$1.10
Class A-4 Notes	$0.00	$0.00	$259,075.00	$1.79	$259,075.00	$1.79
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38

Total	$26,669,276.93	$24.46	$946,023.52	$0.87	$27,615,300.45	$25.33

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period Payment Date Transaction Month	April 2011 5/16/2011 13
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$98,074,614.93	0.4812297	$71,405,338.00	0.3503697
Class A-3 Notes	$382,000,000.00	1.0000000	$382,000,000.00	1.0000000
Class A-4 Notes	$144,600,000.00	1.0000000	$144,600,000.00	1.0000000
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000

Total	$699,524,614.93	0.6416185	$672,855,338.00	0.6171569

Pool Information
Weighted Average APR		4.445%		4.433%
Weighted Average Remaining Term		45.50		44.70
Number of Receivables Outstanding		43,024		42,163
Pool Balance		$782,473,922.86		$752,307,302.31
Adjusted Pool Balance (Pool Balance — YSOC Amount)		$699,524,614.93		$672,855,338.00
Pool Factor		0.6520617		0.6269228
VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$11,999,998.86
Yield Supplement Overcollateralization Amount	$79,451,964.31
Targeted Overcollateralization Amount	$79,451,964.31
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)	$79,451,964.31
VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period Payment Date Transaction Month	April 2011 5/16/2011 13
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	108	$377,802.70
Recoveries)	41	$90,768.77

Net Losses for Current Collection Period		$287,033.93
Cumulative Net Losses Last Collection Period		$3,132,232.57

Cumulative Net Losses for all Collection Periods		$3,419,266.50

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.44%
Delinquent Receivables:

	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.01%	373	$7,600,727.03
61-90 Days Delinquent	0.12%	39	$925,378.42
91-120 Days Delinquent	0.06%	16	$432,771.09
Over 120 Days Delinquent	0.08%	26	$618,126.53

Total Delinquent Receivables	1.27%	454	$9,577,003.07

Repossession Inventory:

Repossessed in the Current Collection Period		36	$771,978.98
Total Repossessed Inventory		51	$1,198,103.23

Ratio of Net Losses to the Average Pool Balance for the Collection Period:

Second Preceding Collection Period			0.5812%
Preceding Collection Period			0.4426%
Current Collection Period			0.4488%
Three Month Average			0.4909%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:

Second Preceding Collection Period			0.1867%
Preceding Collection Period			0.1906%
Current Collection Period			0.1921%
Three Month Average			0.1898%